Condensed Consolidated Statements of Cash Flows Supplemental Disclosures of Cash Flow Information - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 0	$ 34
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Reclassification from deposit for mining equipment to mining equipment	37,304	0
Issuance of common shares and warrants for settlement of liabilities	1,957	3,704
Issuance of common shares for purchase of intangible assets	1,721	11,408
Issuance of common shares for conversion of convertible debt	0	799
Issuance of common shares for exercise of warrants applied to settlement of liabilities	$ 0	$ 92